PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 21,495,256
At the end of the year	18,373,792	$ 21,495,256
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	42,245,893	40,740,579
Revaluation	(838,547)	204,632
Additions	2,988,332	5,657,687
Disposals	(3,825,397)	(4,357,005)
At the end of the year	40,570,281	42,245,893
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(20,750,637)	(19,854,178)
Disposals	2,270,271	2,789,632
Of the Year	(3,716,123)	(3,686,091)
At the end of the year	(22,196,489)	$ (20,750,637)
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 897,732
Useful Life	10 years	10 years
At the end of the year	$ 798,269	$ 897,732
Furniture and facilities [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	4,373,754	4,176,818
Additions	144,217	287,552
Disposals		(90,616)
At the end of the year	4,517,971	4,373,754
Furniture and facilities [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(3,476,022)	(3,336,482)
Disposals	58,292	134,836
Of the Year	(301,972)	(274,376)
At the end of the year	(3,719,702)	$ (3,476,022)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 2,559,381
Useful Life	5 years	5 years
At the end of the year	$ 1,768,199	$ 2,559,381
Machinery and equipment [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	16,013,931	15,250,202
Additions	340,487	1,133,404
Disposals	(227,007)	(369,675)
At the end of the year	16,127,411	16,013,931
Machinery and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(13,454,550)	(12,843,400)
Disposals	211,837	318,508
Of the Year	(1,116,499)	(929,658)
At the end of the year	(14,359,212)	$ (13,454,550)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 435,097
Useful Life	5 years	5 years
At the end of the year	$ 422,010	$ 435,097
Vehicles [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	799,959	766,998
Additions	247,011	193,116
Disposals	(295,481)	(160,155)
At the end of the year	751,489	799,959
Vehicles [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(364,862)	(353,158)
Disposals	182,719	139,341
Of the Year	(147,336)	(151,045)
At the end of the year	(329,479)	$ (364,862)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 3,155,521
Useful Life	3 years	3 years
At the end of the year	$ 2,318,799	$ 3,155,521
Right of use assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	6,163,928	6,312,483
Additions	1,141,638	2,347,367
Disposals	(1,881,198)	(2,495,922)
At the end of the year	5,424,368	6,163,928
Right of use assets | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(3,008,407)	(2,783,748)
Disposals	1,817,423	1,839,911
Of the Year	(1,914,585)	(2,064,570)
At the end of the year	(3,105,569)	$ (3,008,407)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 2,709,633
Useful Life	0 years	0 years
At the end of the year	$ 2,409,301	$ 2,709,633
Construction in progress [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	2,709,633	1,877,037
Additions	1,112,246	1,687,251
Disposals	(1,412,578)	(854,655)
At the end of the year	2,409,301	$ 2,709,633
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	$ 11,737,892
Useful Life	50 years	50 years
At the end of the year	$ 10,657,214	$ 11,737,892
Land and buildings [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	12,184,688	12,357,041
Revaluation	(838,547)	204,632
Additions	2,733	8,997
Disposals	(9,133)	(385,982)
At the end of the year	11,339,741	12,184,688
Land and buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the year	(446,796)	(537,390)
Disposals		357,036
Of the Year	(235,731)	(266,442)
At the end of the year	$ (682,527)	$ (446,796)